UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly reporting period from September 1, 2011 to September 30, 2011

Commission File Number of issuing entity: 333-167097 CAPITAL ONE MULTI-ASSET EXECUTION TRUST (Exact name of issuing entity as specified in its charter) (Issuing entity in respect of the Notes)

Commission File Number of issuing entity: 333-167097-02

CAPITAL ONE MASTER TRUST

(Exact name of issuing entity as specified in its charter)

(Issuing entity in respect of the COMT Collateral Certificate)

Commission File Number of depositor: 333-167097-01

CAPITAL ONE FUNDING, LLC

(Exact name of depositor as specified in its charter)

CAPITAL ONE BANK (USA), NATIONAL ASSOCIATION

(Exact name of sponsor as specified in its charter)

Delaware	New York
(State or other jurisdiction of incorporation or organization of the issuing entity)	(State or other jurisdiction of incorporation or organization of the issuing entity)

c/o Deutsche Bank Trust Company Delaware E.A. Delle Donne Corporate Center 1011 Centre Road Wilmington, DE 19805-1266	c/o Capital One Bank (USA), National Association Mail Stop 12017-0500 140 East Shore Drive Room 1071-B Glen Allen, VA 23060
(Address of principal executive offices of issuing entity)
(Address of principal executive offices of issuing entity) 804-967-1000
201-593-6792
(Telephone number, including area code) Not Applicable	(Telephone number, including area code) Not Applicable
(I.R.S. Employer Identification No.) N/A	(I.R.S. Employer Identification No.) N/A
(Former name, former address, if changed since last report)	(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.2 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibits 99.1 and 99.2.

PART II – OTHER INFORMATION

ITEM 9 – Exhibits

Exhibit 99.1	Monthly Series 2002-CC Certificateholders’ Statement.

Exhibit 99.2	Card series Schedule to Monthly Noteholders’ Statement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: October 17, 2011

CAPITAL ONE MULTI-ASSET EXECUTION TRUST

(Issuing Entity)

CAPITAL ONE MASTER TRUST
(Issuing Entity)

By:	CAPITAL ONE BANK (USA), NATIONAL ASSOCIATION
(Servicer)

By:	/s/ Vicki Swanson
Name: Vicki Swanson
Title: Senior Accounting Officer